Entity Level Disclosures (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 467	$ 549	$ 624
USA [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	115	345	446
Switzerland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	74
South Korea [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	52
Italy [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	49	3	39
Israel [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	22	119
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 155	$ 82	$ 139